SIGNIFICANT ACCOUNTING POLICIES - Exchange Rates (Details)	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Aug. 15, 2018
SIGNIFICANT ACCOUNTING POLICIES
Period Ended RMB: USD exchange rate	6.7896	7.1477	6.8680	0.144238
Period Average RMB: USB exchange rate	7.0056	6.8753	6.5368